Investments - Amortization by Expected Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Amortized cost of fixed maturities available-for-sale
Due in one year or less	$ 1,298.4
Due after one year through five years	8,486.2
Due after five years through ten years	9,209.3
Due after ten years	26,448.9
Subtotal	45,442.8
Mortgage-backed and other asset-backed securities	22,178.2
Amortized cost, fixed maturities	67,621.0	$ 67,103.9
Fair value of fixed maturities available-for-sale
Due in one year or less	1,282.2
Due after one year through five years	8,285.1
Due after five years through ten years	8,675.0
Due after ten years	23,435.3
Subtotal	41,677.6
Mortgage-backed and other asset-backed securities	20,852.6
Fair value, fixed maturities	$ 62,530.2	$ 59,631.3